Segmental information - Reconciliation of underlying EBITDA to profit before taxation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Reconciliation Of Underlying EBITDA To Profit Before Taxation [Abstract]
Underlying EBITDA	$ 21,037	$ 9,640
(Losses)/gains on embedded commodity derivatives not qualifying for hedge accounting (including exchange)	(2)	53
Change in closure estimates (non-operating and fully impaired sites)	(175)	(172)
Depreciation and amortisation in subsidiaries and equity accounted units	(2,502)	(2,288)
Impairment charges	0	(1,163)
Taxation and finance items in equity accounted units	(365)	(141)
Finance items	56	(650)
Profit before taxation	$ 18,049	$ 5,279